Investments in subsidiaries	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Investments in subsidiaries

19	Investments in subsidiaries

Main subsidiaries of HSBC Holdings[1]
	At 31 Dec 2022
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Trinkaus & Burkhardt GmbH	Germany	99.99	€1 Ordinary
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank (China) Company Limited	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.5 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Cumulative Redeemable Preference shares
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1 Main subsidiaries are either held directly or indirectly via intermediate holding companies.
Details of the debt, subordinated debt and preference shares issued by the main subsidiaries to parties external to the Group are included in Note 26 ‘Debt securities in issue’ and Note 29 ‘Subordinated liabilities’, respectively.
A list of all related undertakings is set out in Note 38. The principal countries of operation are the same as the countries and territories of incorporation except for HSBC Life (International) Limited, which operates mainly in Hong Kong.
HSBC is structured as a network of regional banks and locally incorporated regulated banking entities. Each bank is separately capitalised in accordance with applicable prudential requirements and maintains a capital buffer consistent with the Group’s risk appetite for the relevant country or region. HSBC’s capital management process is incorporated in the annual operating plan, which is approved by the Board.
HSBC Holdings is the primary provider of equity capital to its subsidiaries and also provides them with non-equity capital where necessary. These investments are substantially funded by HSBC Holdings’ issuance of equity and non-equity capital, and by profit retention.
As part of its capital management process, HSBC Holdings seeks to maintain a balance between the composition of its capital and its investment in subsidiaries. Subject to this, there is no current or foreseen impediment to HSBC Holdings’ ability to provide funding for such investments. During 2022, consistent with the Group’s capital plan, the Group’s subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
The amount of guarantees by HSBC Holdings in favour of other Group entities is set out in Note 33.
Information on structured entities consolidated by HSBC where HSBC owns less than 50% of the voting rights is included in Note 20 ‘Structured entities’. In each of these cases, HSBC controls and consolidates an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Impairment testing of investments in subsidiaries
At each reporting period end, HSBC Holdings reviews investments in subsidiaries for indicators of impairment. An impairment is recognised when the carrying amount exceeds the recoverable amount for that investment. The recoverable amount is the higher of the investment’s fair value less costs of disposal and its VIU, in accordance with the requirements of IAS 36. The VIU is calculated by discounting management’s cash flow projections for the investment. The cash flows represent the free cash flows based on the subsidiary’s binding capital requirements.
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
•Management’s judgement in estimating future cash flows: The cash flow projections for each investment are based on the latest approved plans, which include forecast capital available for distribution based on the capital requirements of the subsidiary, taking into account minimum and core capital requirements. For the impairment test at 31 December 2022, cash flow projections until the end of 2027 were considered in line with our internal planning horizon. Our cash flow projections include known and observable climate-related opportunities and costs associated with our sustainable products and operating model.
•Long-term growth rates: A long-term growth rate is used to extrapolate the free cash flows in perpetuity. The growth rate reflects inflation for the country or territory within which the investment operates, and is based on the long-term average growth rates.
•Discount rates: The rate used to discount the cash flows is based on the cost of capital assigned to each investment, which is derived using a CAPM. CAPM depends on a number of inputs reflecting financial and economic variables, including the risk-free rate and a premium to reflect the inherent risk of the business being evaluated. These variables are based on the market’s assessment of the economic variables and management’s judgement. The discount rates for each investment are refined to reflect the rates of inflation for the countries or territories within which the investment operates. In addition, for the purposes of testing investments for impairment, management supplements this process by comparing the discount rates derived using the internally generated CAPM, with cost of capital rates produced by external sources for businesses operating in similar markets. The impacts from climate risk are included to the extent that they are observable in discount rates and asset prices.
The net increase in investments in subsidiaries was partly due to the reversal of impairment of HSBC Overseas Holdings (UK) Limited of $2.5bn. The recoverable amount of HSBC Overseas Holdings (UK) Limited is supported by the recoverable amounts of its subsidiaries, of which the principal subsidiaries are HSBC North America Holdings Limited, HSBC Bank Canada and HSBC Bank Bermuda Limited. As HSBC Overseas Holdings (UK) Limited has entered into a sales purchase agreement with Royal Bank of Canada to dispose of HSBC Bank Canada the sales purchase agreement has been used to support the recoverable amount of $10.8bn (inclusive of the preferred shares) under a fair value less costs of disposal basis. The fair value less costs of disposal of HSBC Bank Canada is at a $3.7bn premium to the book value recorded in HSBC Overseas Holdings (UK) Limited. The cumulative impairment for HSBC Overseas Holdings (UK) Limited at 31 December 2022 was $4.7bn (2021: $7.2bn). The carrying value was $32.8bn at 31 December 2022 (2021: $33.1bn). In 2022, in addition to the planned sale of our banking business in Canada, there has been demonstrable performance of the underlying subsidiaries and an increase in interest rate forecasts. These factors provide us with observable indications that HSBC Overseas Holdings (UK) Limited’s value has increased, which has led to the reversal of impairment in HSBC Holdings. However, a distribution of the proceeds from the planned sale of HSBC Bank Canada to HSBC Holdings from HSBC Overseas Holdings (UK) Limited could lead to a future impairment.

Impairment test results
Investments	Recoverable amount	Discount rate	Long-term growth rate
At 31 Dec 2022	$m	%	%
HSBC North America Holdings Limited	18,363	10.00	2.22
HSBC Bank Bermuda Limited	2,471	10.40	1.87
At 31 Dec 2021
HSBC North America Holdings Limited	20,560	9.20	3.50
HSBC Bank Bermuda Limited	1,643	9.50	1.71
Sensitivities of key assumptions in calculating VIU
At 31 December 2022, the recoverable amount of HSBC Overseas Holdings (UK) Limited remained sensitive to reasonably possible changes in key assumptions impacting its principal subsidiaries, notably HSBC North America Holdings Limited and HSBC Bank Bermuda Limited.
In making an estimate of reasonably possible changes to assumptions, management considers the available evidence in respect of each input to the model. These include the external range of observable discount rates, historical performance against forecast, and risks attaching to the key assumptions underlying cash flow.
The following table presents a summary of the key assumptions underlying the most sensitive inputs to the model for HSBC North America Holdings Limited and HSBC Bank Bermuda Limited, the key risks attaching to each, and details of a reasonably possible change to assumptions where, in the opinion of management, these could result in an impairment.

Reasonably possible changes in key assumptions
	Input	Key assumptions	Associated risks	Reasonably possible change
Investment
HSBC North America Holdings Limited and HSBC Bank Bermuda Limited (subsidiaries of HSBC Overseas Holdings (UK) Limited)	Free cash flows projections	•Level of interest rates and yield curves. •Competitors’ positions within the market.	•Strategic actions relating to revenue and costs are not achieved.	•Free cash flow projections decrease by 10%.
	Discount rate	•Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business. •	•External evidence arises to suggest that the rate used is not appropriate to the business.	•Discount rate increases by 1%.

Sensitivity of VIU to reasonably possible changes in key assumptions
In $bn (unless otherwise stated)	HSBC North America Holdings Limited	HSBC Bank Bermuda Limited
At 31 December 2022
VIU	18.4	2.5
Impact on VIU
100bps increase in the discount rate – single variable[1]	(1.7)	(0.2)
10% decrease in forecast profitability – single variable[1]	(1.8)	(0.2)
1 The recoverable amount of HSBC Overseas Holding (UK) Limited represents the aggregate of recoverable amounts of the underlying subsidiaries. Single variable sensitivity analysis on a single subsidiary may therefore not be representative of the aggregate impact of the change in the variable.

Subsidiaries with significant non-controlling interests
	2022	2021
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	520	708
Accumulated non-controlling interests of the subsidiary	7,683	7,597
Dividends paid to non-controlling interests	361	568
Summarised financial information:
– total assets	240,679	230,866
– total liabilities	218,892	209,315
– net operating income before changes in expected credit losses and other credit impairment charges	4,325	4,280
– profit for the year	1,375	1,872
– total comprehensive income for the year	1,269	1,686